Accrued Compensation and Related Benefits (Details) - TEMPO AUTOMATION INC - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued payroll taxes		$ 356	$ 254
Accrued commissions		121	109
Accrued payroll		41	79
Accrued bonus		647	49
Other accrued benefits		84	113
Total accrued compensation and related benefits	$ 1,186	$ 1,249	$ 604